PROMISSORY NOTE	9 Months Ended
Dec. 31, 2015
PROMISSORY NOTE [Text Block]

4.      PROMISSORY NOTE

On September 8, 2015, the Company received $200,000 in exchange for the issuance of a promissory note (the “Promissory Note”). The Promissory Note was to be repaid six months from the date of issuance with interest accruing at the rate of 6% per annum for the first three months and 10% per annum thereafter. In addition, the lender was entitled to receive 30,000 common shares of the Company on the date of the Promissory Note (the “Bonus Shares”) and an additional 30,000 common shares every three months thereafter as long as the principal of the loan remained outstanding. During the nine months ended December 31, 2015, the Company issued the lender 30,000 Bonus Shares valued at $23,959 based on their quoted market to the lender. This amount was recorded as a debt discount of the Promissory Note at issuance and was being amortized using the effective interest method over the term of the Promissory Note.

On October 28, 2015, the Company repaid the Promissory Note in its entirety, along with accrued interest of $1,644. The remaining debt discount was immediately recorded as interest expense on the date of repayment.